UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Global Balanced FundSM

Investment portfolio

July 31, 2017

unaudited

Common stocks59.24% Financials10.60%	Shares	Value (000)
Zurich Insurance Group AG1	444,625	$135,538
Banco Santander, SA1	19,831,300	135,443
UBS Group AG1	7,541,750	131,369
Société Générale1	2,114,000	124,191
HDFC Bank Ltd.1	3,566,020	101,933
Prudential PLC1	4,084,495	99,572
JPMorgan Chase & Co.	1,030,560	94,605
HSBC Holdings PLC (HKD denominated)1	6,701,924	67,225
BB&T Corp.	1,354,000	64,071
Royal Bank of Canada	670,000	49,983
Barclays PLC1	17,436,861	46,744
Goldman Sachs Group, Inc.	195,200	43,985
Sampo Oyj, Class A1	747,000	40,928
ABN AMRO Group NV, depository receipts1	1,280,000	36,230
AIA Group Ltd.1	4,475,800	35,292
Lloyds Banking Group PLC1	39,865,000	34,504
Citigroup Inc.	425,000	29,091
KB Financial Group Inc.1	521,000	27,674
BNP Paribas SA1	289,800	22,505
Prudential Financial, Inc.	178,000	20,155
Siam Commercial Bank Public Co. Ltd., foreign registered1	4,277,100	18,887
Principal Financial Group, Inc.	269,000	17,956
Wells Fargo & Co.	332,300	17,924
CME Group Inc., Class A	137,000	16,799
		1,412,604
Information technology8.13%
Alphabet Inc., Class A2	87,775	82,991
Alphabet Inc., Class C2	75,506	70,259
Samsung Electronics Co., Ltd.1	63,234	136,210
Alibaba Group Holding Ltd. (ADR)2	765,100	118,552
Taiwan Semiconductor Manufacturing Co., Ltd.1	14,653,000	103,831
Intel Corp.	2,736,500	97,064
Microsoft Corp.	1,087,000	79,025
Tencent Holdings Ltd.1	1,865,800	74,396
Broadcom Ltd.	269,600	66,500
Apple Inc.	391,100	58,168
Oracle Corp.	788,800	39,385
Accenture PLC, Class A	295,000	38,002
Flex Ltd.2	2,079,100	33,245
Western Union Co.	1,530,000	30,217
ASML Holding NV1	187,000	28,353
Texas Instruments Inc.	266,000	21,647
Kakaku.com, Inc.1	475,600	6,721
		1,084,566

American Funds Global Balanced Fund — Page 1 of 18

unaudited

Common stocks Health care6.78%	Shares	Value (000)
Novartis AG1	2,081,950	$177,417
AbbVie Inc.	1,670,300	116,771
Amgen Inc.	655,446	114,382
ConvaTec Group PLC1,2	26,928,784	110,380
Teva Pharmaceutical Industries Ltd. (ADR)	2,609,500	83,948
Stryker Corp.	487,900	71,770
Thermo Fisher Scientific Inc.	353,800	62,102
UnitedHealth Group Inc.	260,000	49,871
Abbott Laboratories	707,879	34,813
GlaxoSmithKline PLC1	1,181,100	23,606
Gilead Sciences, Inc.	295,300	22,469
Medtronic PLC	246,000	20,657
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	739,228	15,600
		903,786
Consumer staples6.26%
Imperial Brands PLC1	5,315,000	219,181
Philip Morris International Inc.	1,550,400	180,947
Nestlé SA1	1,225,900	103,671
Altria Group, Inc.	1,380,700	89,704
Pernod Ricard SA1	551,000	76,496
Thai Beverage PCL1	100,840,677	71,028
Coca-Cola Co.	777,800	35,654
Meiji Holdings Co., Ltd.1	418,500	33,366
Kellogg Co.	360,000	24,480
		834,527
Energy5.36%
Royal Dutch Shell PLC, Class A1	4,580,879	129,185
Royal Dutch Shell PLC, Class B1	981,920	28,005
Canadian Natural Resources, Ltd.	3,427,300	104,819
Enbridge Inc. (CAD denominated)	1,843,954	76,435
BP PLC1	9,937,351	58,291
Halliburton Co.	1,350,000	57,294
TOTAL SA1	928,995	47,187
Eni SpA1	2,800,000	44,299
Exxon Mobil Corp.	371,500	29,735
ConocoPhillips	600,000	27,222
Golar LNG Ltd.	1,103,000	26,262
EOG Resources, Inc.	266,000	25,307
TransCanada Corp.	470,029	24,015
Denbury Resources Inc.2	10,587,000	15,457
Chesapeake Energy Corp.2	2,750,000	13,640
Schlumberger Ltd.	99,000	6,791
		713,944
Consumer discretionary5.12%
Netflix, Inc.2	657,550	119,450
Hyundai Motor Co.1	656,500	84,931
Ctrip.com International, Ltd. (ADR)2	1,325,000	79,142
Amazon.com, Inc.2	63,900	63,119
MGM Resorts International	1,455,300	47,923
ITV PLC1	18,351,952	41,885
Twenty-First Century Fox, Inc., Class A	1,421,500	41,366
Paddy Power Betfair PLC1	385,298	38,607

American Funds Global Balanced Fund — Page 2 of 18

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
NEXT PLC1	695,000	$36,218
Wyndham Worldwide Corp.	330,000	34,442
Galaxy Entertainment Group Ltd.1	5,244,000	32,402
Kering SA1	68,700	24,040
Viacom Inc., Class B	316,000	11,035
Greene King PLC1	1,144,000	10,346
William Hill PLC1	2,732,960	9,032
Daily Mail and General Trust PLC, Class A, nonvoting1	1,025,091	8,608
		682,546
Telecommunication services3.83%
Verizon Communications Inc.	3,613,055	174,872
Nippon Telegraph and Telephone Corp.1	2,862,100	139,917
LG Uplus Corp.1	2,861,258	42,568
SoftBank Group Corp.1	490,000	39,807
BCE Inc.	799,000	37,504
Intouch Holdings PCL1	12,790,000	22,954
Intouch Holdings PCL, nonvoting depository receipts1	7,620,000	13,675
TELUS Corp.	811,570	29,330
Singapore Telecommunications Ltd.1	3,194,500	9,356
		509,983
Industrials3.50%
Union Pacific Corp.	586,800	60,417
Boeing Co.	247,300	59,960
Capita PLC1	6,033,883	52,417
General Electric Co.	1,930,000	49,427
Leonardo SPA1	2,629,709	45,831
General Dynamics Corp.	232,100	45,568
Komatsu Ltd.1	1,227,800	32,990
Abertis Infraestructuras, SA, Class A, non-registered shares1	1,442,705	28,502
Nielsen Holdings PLC	489,198	21,040
Alliance Global Group, Inc.1	72,000,000	20,485
Bunzl PLC1	472,300	14,257
Industries Qatar QSC1	503,000	13,306
United Technologies Corp.	104,300	12,367
ASSA ABLOY AB, Class B1	435,000	9,319
Babcock International Group PLC1	122,700	1,369
		467,255
Utilities3.27%
Iberdrola, SA, non-registered shares1	11,519,300	90,840
SSE PLC1	4,191,610	76,310
Exelon Corp.	1,775,000	68,053
CK Infrastructure Holdings Ltd.1	4,119,000	38,468
EDP - Energias de Portugal, SA1	9,561,000	33,952
Red Eléctrica de Corporación, SA1	1,463,800	31,389
CMS Energy Corp.	553,000	25,571
Dominion Energy, Inc.	319,200	24,636
National Grid PLC1	1,783,917	22,034
Glow Energy PCL1	6,672,000	16,239
Engie SA1	554,010	8,926
		436,418

American Funds Global Balanced Fund — Page 3 of 18

unaudited

Common stocks Materials1.25%	Shares	Value (000)
Rio Tinto PLC1	1,278,300	$59,498
Fortescue Metals Group Ltd.1	12,054,685	55,442
Vale SA, Class A, preferred nominative (ADR)	2,925,000	27,466
Celanese Corp., Series A	252,818	24,314
		166,720
Real estate0.74%
Crown Castle International Corp. REIT	368,477	37,061
American Campus Communities, Inc. REIT	511,300	24,512
Lamar Advertising Co. REIT, Class A	340,500	24,029
Link REIT1	1,662,600	13,506
		99,108
Miscellaneous4.40%
Other common stocks in initial period of acquisition		586,838
Total common stocks (cost: $6,712,602,000)		7,898,295
Preferred securities0.07% Miscellaneous0.07%
Other preferred securities in initial period of acquisition		9,132
Total preferred securities (cost: $6,859,000)		9,132
Convertible stocks0.17% Energy0.14%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	18,903
Miscellaneous0.03%
Other convertible stocks in initial period of acquisition		4,415
Total convertible stocks (cost: $19,671,000)		23,318
Bonds, notes & other debt instruments34.15% Bonds & notes of governments & government agencies outside the U.S.15.43%	Principal?amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$69,300	62,947
Australia (Commonwealth of), Series 128, 5.75% 2022	48,350	45,155
Australia (Commonwealth of), Series 136, 4.75% 2027	4,300	4,063
Australia (Commonwealth of), Series 138, 3.25% 2029	7,250	6,076
Belgium (Kingdom of), Series 77, 1.00% 2026	€36,400	44,396
Canada 2.25% 2025	C$51,100	41,923
Chile (Republic of) 3.86% 2047	$2,100	2,123
Colombia (Republic of), Series B, 7.50% 2026	COP50,910,000	17,910
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	3,584
European Investment Bank 2.25% 2022	$19,076	19,272
French Republic O.A.T. 1.75% 2024	€7,850	10,226
French Republic O.A.T. 2.25% 2024	5,550	7,460
French Republic O.A.T. 3.25% 2045	5,100	8,025
Germany (Federal Republic of) 1.75% 20203	6,904	8,853
Germany (Federal Republic of) 0.10% 20233	2,000	2,533
Germany (Federal Republic of) 0.50% 2026	54,590	65,606

American Funds Global Balanced Fund — Page 4 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Germany (Federal Republic of) 2.50% 2046	€26,390	$40,274
Hungary, Series A, 6.50% 2019	HUF3,739,000	16,293
India (Republic of) 7.28% 2019	INR575,100	9,123
India (Republic of) 7.80% 2021	1,101,800	17,915
India (Republic of) 7.68% 2023	1,655,000	27,129
India (Republic of) 8.83% 2023	407,200	7,010
India (Republic of) 6.97% 2026	3,021,100	48,206
India (Republic of) 8.60% 2028	455,000	7,853
India (Republic of) 7.59% 2029	280,000	4,574
Indonesia (Republic of) 4.875% 2021	$9,100	9,798
Indonesia (Republic of) 4.875% 20214	1,500	1,615
Indonesia (Republic of) 3.75% 2022	4,895	5,070
Indonesia (Republic of) 3.375% 2023	640	646
Indonesia (Republic of) 4.75% 2026	4,800	5,192
Ireland (Republic of) 3.90% 2023	€15,930	22,812
Ireland (Republic of) 3.40% 2024	10,500	14,891
Ireland (Republic of) 5.40% 2025	6,410	10,299
Ireland (Republic of) 2.00% 2045	5,700	6,880
Israel (State of) 2.00% 2027	ILS70,310	20,066
Israel (State of) 5.50% 2042	61,800	25,060
Italy (Republic of) 1.45% 2022	€22,525	27,362
Italy (Republic of) 5.50% 2022	3,100	4,509
Italy (Republic of) 0.95% 2023	5,500	6,473
Italy (Republic of) 4.75% 2023	2,600	3,722
Italy (Republic of) 4.50% 2024	5,100	7,217
Japan, Series 128, 0.10% 2021	¥735,000	6,711
Japan, Series 315, 1.20% 2021	2,580,000	24,558
Japan, Series 326, 0.70% 2022	3,175,000	29,963
Japan, Series 17, 0.10% 20233	243,225	2,277
Japan, Series 329, 0.80% 2023	2,460,000	23,422
Japan, Series 19, 0.10% 20243	1,461,460	13,751
Japan, Series 18, 0.10% 20243	699,720	6,553
Japan, Series 337, 0.30% 2024	5,840,000	54,151
Japan, Series 336, 0.50% 2024	3,185,000	29,964
Japan, Series 20, 0.10% 20253	656,965	6,180
Japan, Series 340, 0.40% 2025	2,790,000	26,093
Japan, Series 344, 0.10% 2026	4,205,000	38,313
Japan, Series 21, 0.10% 20263	1,302,132	12,266
Japan, Series 116, 2.20% 2030	829,000	9,397
Japan, Series 145, 1.70% 2033	4,560,000	49,830
Japan, Series 150, 1.40% 2034	660,000	6,938
Japan, Series 21, 2.30% 2035	1,360,000	16,218
Japan, Series 36, 2.00% 2042	200,000	2,325
Japan, Series 42, 1.70% 2044	1,115,000	12,331
KfW 2.125% 2022	$9,743	9,809
Kuwait (State of) 2.75% 20224	7,300	7,365
Lithuania (Republic of) 7.375% 2020	2,900	3,272
Lithuania (Republic of) 6.625% 20224	1,000	1,175
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR10,001	2,345
Malaysia (Federation of), Series 0203, 4.24% 2018	1,219	286
Malaysia (Federation of), Series 0515, 3.759% 2019	35,950	8,450
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	520
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,167
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,730
Malaysia (Federation of), Series 0116, 3.80% 2023	65,250	15,084

American Funds Global Balanced Fund — Page 5 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Malaysia (Federation of), Series 0115, 3.955% 2025	MYR98,300	$22,754
Malaysia (Federation of), Series 0316, 3.90% 2026	53,000	12,190
Malaysia (Federation of), Series 0417, 3.899% 2027	28,200	6,533
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	11,747
Morocco (Kingdom of) 4.25% 2022	$5,700	6,032
Morocco (Kingdom of) 4.25% 20224	500	529
Morocco (Kingdom of) 5.50% 2042	3,500	3,918
Norway (Kingdom of) 3.75% 2021	NKr322,600	45,328
Norway (Kingdom of) 3.00% 2024	67,500	9,477
Panama (Republic of) 4.50% 20475	$15,000	15,469
Peru (Republic of) 6.15% 2032	PEN12,530	3,978
Peru (Republic of) 5.625% 2050	$375	463
Philippines (Republic of the) 3.90% 2022	PHP275,000	5,389
Poland (Republic of), Series 1017, 5.25% 2017	PLN60,875	17,086
Poland (Republic of), Series 1020, 5.25% 2020	122,300	37,271
Poland (Republic of), Series 0421, 2.00% 2021	24,900	6,836
Poland (Republic of), Series 1021, 5.75% 2021	163,100	51,297
Poland (Republic of), Series 0922, 5.75% 2022	54,490	17,338
Poland (Republic of), Series 1023, 4.00% 2023	164,725	48,663
Poland (Republic of), Series 0725, 3.25% 2025	70,500	19,707
Poland (Republic of), Series 0726, 2.50% 2026	103,460	27,088
Portuguese Government 2.875% 2025	€29,300	35,932
Portuguese Government 3.875% 2030	34,575	43,294
Portuguese Republic 4.125% 2027	5,850	7,661
Qatar (State of) 5.25% 2020	$1,300	1,387
Qatar (State of) 4.50% 20224	1,000	1,068
Quebec (Province of) 2.375% 2022	4,142	4,184
Russian Federation 6.20% 2018	RUB193,400	3,208
Saudi Arabia (Kingdom of) 2.375% 20214	$1,650	1,626
Saudi Arabia (Kingdom of) 2.894% 20224	3,800	3,801
Saudi Arabia (Kingdom of) 3.628% 20274	3,800	3,863
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	13,570
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	7,343
Spain (Kingdom of) 2.75% 2024	€17,325	23,098
Spain (Kingdom of) 3.80% 2024	11,750	16,637
Spain (Kingdom of) 1.30% 2026	17,090	20,133
Spain (Kingdom of) 1.95% 2026	4,250	5,302
Sweden (Kingdom of) 1.125% 20194	$6,800	6,737
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr65,700	8,748
Thailand (Kingdom of) 1.875% 2022	THB684,900	20,581
Thailand (Kingdom of) 3.85% 2025	123,400	4,126
Thailand (Kingdom of) 2.125% 2026	203,000	5,939
United Kingdom 4.75% 2020	£25	37
United Kingdom 1.75% 2022	13,500	18,862
United Kingdom 2.25% 2023	2,250	3,241
United Kingdom 1.50% 2026	39,010	53,154
United Kingdom 3.25% 2044	14,100	23,805
United Kingdom 3.50% 2045	7,300	12,923
United Mexican States 4.00% 20193	MXN109,553	6,252
United Mexican States 4.125% 2026	$14,340	15,050
United Mexican States 4.00% 20403	MXN35,172	2,120
United Mexican States 4.75% 2044	$6,600	6,679
United Mexican States 4.35% 2047	8,500	8,135
United Mexican States, Series M10, 7.75% 2017	MXN32,000	1,804
United Mexican States, Series M, 8.00% 2020	146,000	8,482

American Funds Global Balanced Fund — Page 6 of 18

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
United Mexican States, Series M, 6.50% 2021	1,049,500	$58,560
United Mexican States, Series M20, 10.00% 2024	724,700	48,247
United Mexican States, Series M, 5.75% 2026	825,000	43,084
United Mexican States, Series M30, 10.00% 2036	96,000	7,016
Uruguay (Oriental Republic of) 9.875% 2022	UYU146,360	5,537
		2,056,904
U.S. Treasury bonds & notes9.72% U.S. Treasury7.09%
U.S. Treasury 0.875% 2017	$25,700	25,698
U.S. Treasury 3.50% 2018	3,250	3,291
U.S. Treasury 1.125% 2019	108,500	108,148
U.S. Treasury 1.625% 2019	34,050	34,232
U.S. Treasury 1.625% 2019	9,750	9,799
U.S. Treasury 1.625% 2019	4,000	4,022
U.S. Treasury 1.75% 2019	16,900	17,037
U.S. Treasury 1.125% 2020	5,200	5,158
U.S. Treasury 1.25% 2020	10,850	10,804
U.S. Treasury 1.375% 2020	34,800	34,705
U.S. Treasury 1.50% 2020	5,950	5,953
U.S. Treasury 1.625% 2020	4,000	4,013
U.S. Treasury 1.625% 2020	1,080	1,084
U.S. Treasury 1.75% 2020	28,600	28,740
U.S. Treasury 2.125% 2020	5,900	6,005
U.S. Treasury 1.125% 2021	28,650	28,007
U.S. Treasury 1.25% 20216	75,300	74,241
U.S. Treasury 1.75% 2021	34,400	34,392
U.S. Treasury 2.00% 2021	32,550	32,911
U.S. Treasury 2.125% 2021	49,555	50,343
U.S. Treasury 2.125% 2021	12,700	12,911
U.S. Treasury 3.125% 2021	875	922
U.S. Treasury 1.75% 2022	126,000	125,533
U.S. Treasury 1.875% 2022	54,700	54,912
U.S. Treasury 1.875% 2022	10,000	10,038
U.S. Treasury 2.00% 2024	35,000	34,821
U.S. Treasury 2.25% 2024	9,100	9,172
U.S. Treasury 2.50% 2024	18,750	19,251
U.S. Treasury 2.125% 2025	20,240	20,172
U.S. Treasury 2.00% 2026	15,700	15,345
U.S. Treasury 2.25% 2027	51,500	51,355
U.S. Treasury 2.375% 2027	31,300	31,540
U.S. Treasury 3.625% 2044	16,445	18,793
U.S. Treasury 2.875% 2045	13,960	13,912
U.S. Treasury 2.875% 2046	8,000	7,963
		945,223
U.S. Treasury inflation-protected securities2.63%
U.S. Treasury Inflation-Protected Security 0.125% 20213	43,161	43,254
U.S. Treasury Inflation-Protected Security 0.125% 20223	3,565	3,585
U.S. Treasury Inflation-Protected Security 0.375% 20233	11,305	11,455
U.S. Treasury Inflation-Protected Security 0.125% 20243	108,168	107,006
U.S. Treasury Inflation-Protected Security 0.625% 20243	58,756	60,000
U.S. Treasury Inflation-Protected Security 0.25% 20253	55,671	55,076
U.S. Treasury Inflation-Protected Security 0.375% 20253	9,210	9,211
U.S. Treasury Inflation-Protected Security 2.375% 20253	2,662	3,050

American Funds Global Balanced Fund — Page 7 of 18

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 20263	$22,041	$22,327
U.S. Treasury Inflation-Protected Security 0.375% 20273	27,253	26,931
U.S. Treasury Inflation-Protected Security 1.375% 20443	8,190	8,916
		350,811
Total U.S. Treasury bonds & notes		1,296,034
Corporate bonds & notes8.23% Financials1.71%
ACE INA Holdings Inc. 2.875% 2022	645	663
ACE INA Holdings Inc. 3.35% 2026	645	668
ACE INA Holdings Inc. 4.35% 2045	1,120	1,237
Allianz SE, 4.75% 2049	€2,800	3,880
Aviva PLC, subordinated 6.875% 2058	£2,250	4,010
AXA SA, junior subordinated 5.453% 2049	5,625	8,233
Banco de Crédito del Perú 5.375% 20204	$125	136
Banco Nacional de Comercio Exterior SNC 3.80% 20264	1,550	1,547
Bank of America Corp. 3.875% 2025	7,030	7,335
Bank of America Corp. 3.50% 2026	2,000	2,025
Barclays Bank PLC 6.00% 2021	€1,400	1,948
Barclays Bank PLC 10.00% 2021	£3,700	6,295
Barclays Bank PLC 6.625% 2022	€725	1,077
Barclays Bank PLC 3.65% 2025	$2,150	2,160
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,842
BPCE SA group 5.70% 20234	7,625	8,555
CaixaBank, SA 5.00% 2023	€2,800	3,503
Citigroup Inc. 2.50% 2018	$890	898
Citigroup Inc. 3.20% 2026	6,329	6,188
Crédit Agricole SA 4.375% 20254	3,350	3,486
Credit Suisse Group AG 3.00% 2021	3,450	3,538
Goldman Sachs Group, Inc. 2.55% 2019	670	679
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,065
Goldman Sachs Group, Inc. 5.25% 2021	900	992
Goldman Sachs Group, Inc. 2.905% 2023	6,000	6,013
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,269
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,377
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,025
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,149
HSBC Holdings PLC 4.125% 20204	560	592
HSBC Holdings PLC 2.95% 2021	570	581
HSBC Holdings PLC 4.00% 2022	1,400	1,488
HSBC Holdings PLC 6.375% 2022	£50	67
HSBC Holdings PLC 3.375% 2024	€3,450	4,275
HSBC Holdings PLC 3.90% 2026	$5,865	6,121
HSBC Holdings PLC 4.30% 2026	4,670	5,016
Intesa Sanpaolo SpA 6.625% 2023	€3,900	5,763
Intesa Sanpaolo SpA 5.017% 20244	$22,425	22,918
JPMorgan Chase & Co. 2.55% 2021	11,921	12,029
JPMorgan Chase & Co. 3.25% 2022	1,850	1,912
JPMorgan Chase & Co. 2.70% 2023	4,225	4,216
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,800
Lloyds Banking Group PLC 4.582% 2025	$9,900	10,320
Lloyds Banking Group PLC 7.625% 2025	£1,225	2,209
Morgan Stanley 3.125% 2026	$3,175	3,114

American Funds Global Balanced Fund — Page 8 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Morgan Stanley 3.875% 2026	$2,705	$2,801
NN Group NV, 4.625% 2044	€2,000	2,664
NN Group NV, 4.50% 2049	2,050	2,640
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	2,033
Rabobank Nederland 3.875% 2023	€2,400	3,309
Rabobank Nederland 4.625% 2023	$3,750	4,079
Skandinaviska Enskilda Banken AB 2.80% 2022	12,500	12,705
UniCredit SPA 3.75% 20224	5,000	5,131
UniCredit SPA 4.625% 20274	3,450	3,646
Wells Fargo & Co. 3.584% 2028	2,600	2,645
		227,867
Energy1.41%
Chevron Corp. 1.961% 2020	5,175	5,200
Chevron Corp. 2.498% 2022	9,180	9,300
Chevron Corp. 2.954% 2026	3,225	3,237
ConocoPhillips 5.95% 2046	580	749
Ecopetrol SA 5.875% 2045	1,160	1,093
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,127
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,578
Enbridge Inc. 4.25% 2026	2,685	2,842
Enbridge Inc. 3.70% 2027	2,083	2,116
Energy Transfer Partners, LP 4.20% 2027	610	614
Genel Energy Finance 3 Ltd. 7.50% 20194	3,000	2,723
Halliburton Co. 3.80% 2025	4,210	4,356
Kinder Morgan Energy Partners, LP 3.50% 2021	850	873
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,344
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,946
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,378
Kinder Morgan, Inc. 4.30% 2025	27,080	28,364
Kinder Morgan, Inc. 5.55% 2045	6,894	7,425
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	27
Petróleos Mexicanos 6.875% 2026	6,715	7,638
Petróleos Mexicanos 6.50% 2041	675	697
Petróleos Mexicanos 5.50% 2044	2,000	1,845
Petróleos Mexicanos 5.625% 2046	8,030	7,433
Petróleos Mexicanos 6.75% 2047	3,993	4,213
Phillips 66 Partners LP 4.68% 2045	220	214
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20194,5	71	71
Schlumberger BV 4.00% 20254	3,080	3,267
Statoil ASA 3.125% 2017	1,460	1,461
Statoil ASA 1.95% 2018	505	507
Statoil ASA 3.25% 2024	4,100	4,195
Statoil ASA 3.70% 2024	1,475	1,563
StatoilHydro ASA 2.45% 2023	1,860	1,856
Total Capital International 2.875% 2022	2,350	2,410
TransCanada Corp. 6.50% 2018	125	131
TransCanada Corp. 7.125% 2019	125	134
TransCanada Corp. 5.875% 2076	18,000	19,741
Transocean Inc. 5.80% 2022	5,100	4,845
Transportadora de Gas Peru SA 4.25% 20284,5	1,700	1,770
Tullow Oil PLC 6.00% 2020	4,240	4,129
Tullow Oil PLC 6.25% 2022	5,000	4,637
Williams Partners LP 5.25% 2020	150	162

American Funds Global Balanced Fund — Page 9 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Williams Partners LP 4.50% 2023	$1,500	$1,605
Williams Partners LP 4.30% 2024	4,550	4,802
Williams Partners LP 3.90% 2025	945	960
Williams Partners LP 4.00% 2025	21,448	22,069
		187,647
Health care1.36%
Abbott Laboratories 3.75% 2026	4,000	4,132
AbbVie Inc. 2.50% 2020	7,400	7,521
AbbVie Inc. 3.60% 2025	1,400	1,448
AbbVie Inc. 3.20% 2026	2,852	2,858
AbbVie Inc. 4.50% 2035	535	573
Aetna Inc. 2.80% 2023	395	400
Allergan PLC 3.00% 2020	1,870	1,915
Allergan PLC 3.80% 2025	16,730	17,460
Allergan PLC 4.55% 2035	5,540	5,952
Allergan PLC 4.75% 2045	1,406	1,541
Amgen Inc. 1.85% 2021	770	760
Amgen Inc. 2.25% 2023	9,850	9,665
Baxalta Inc. 4.00% 2025	3,185	3,358
Becton, Dickinson and Co. 2.675% 2019	4,356	4,427
Becton, Dickinson and Co. 2.894% 2022	2,545	2,561
Becton, Dickinson and Co. 3.734% 2024	1,178	1,215
Becton, Dickinson and Co. 3.70% 2027	2,895	2,930
Celgene Corp. 3.875% 2025	3,150	3,346
EMD Finance LLC 3.25% 20254	16,847	17,039
Medtronic, Inc. 3.50% 2025	8,000	8,398
Novartis AG 5.125% 2019	475	500
Roche Holdings, Inc. 3.35% 20244	24,525	25,614
Shire PLC 2.40% 2021	6,350	6,328
Shire PLC 2.875% 2023	985	985
Shire PLC 3.20% 2026	905	893
Teva Pharmaceutical Finance Company BV 3.15% 2026	18,450	17,680
Teva Pharmaceutical Finance Company BV 4.10% 2046	9,625	8,803
VPI Escrow Corp. 6.375% 20204	17,530	17,135
VRX Escrow Corp. 6.125% 20254	7,454	6,373
		181,810
Telecommunication services1.14%
Altice NV, First Lien, 7.75% 20224	3,375	3,590
AT&T Inc. 2.45% 2020	1,930	1,946
AT&T Inc. 2.80% 2021	6,620	6,732
AT&T Inc. 3.90% 2027	4,395	4,401
AT&T Inc. 4.25% 2027	2,130	2,195
AT&T Inc. 4.90% 2037	4,380	4,374
CenturyLink, Inc. 7.50% 2024	7,371	8,025
CenturyLink, Inc., Series T, 5.80% 2022	9,814	10,231
Deutsche Telekom International Finance BV 1.95% 20214	1,625	1,593
Deutsche Telekom International Finance BV 2.82% 20224	4,625	4,682
Deutsche Telekom International Finance BV 9.25% 2032	1,815	2,874
France Télécom 5.625% 2018	€500	620
France Télécom 9.00% 2031	$3,865	5,897
France Télécom 5.375% 2050	£2,000	3,851
Frontier Communications Corp. 7.625% 2024	$8,250	6,765

American Funds Global Balanced Fund — Page 10 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Frontier Communications Corp. 11.00% 2025	$13,620	$12,496
Numericable Group SA 6.00% 20224	24,960	26,145
Sprint Corp. 11.50% 2021	4,075	5,247
T-Mobile US, Inc. 6.00% 2024	4,250	4,579
T-Mobile US, Inc. 6.375% 2025	5,725	6,176
T-Mobile US, Inc. 6.50% 2026	15,950	17,784
Verizon Communications Inc. 4.272% 2036	11,712	11,227
		151,430
Consumer discretionary0.69%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	10,050	10,829
DaimlerChrysler North America Holding Corp. 1.875% 20184	3,900	3,906
DaimlerChrysler North America Holding Corp. 2.00% 20214	10,275	10,112
Ford Motor Credit Co. 3.20% 2021	8,400	8,568
Ford Motor Credit Co. 3.339% 2022	1,650	1,680
Hyundai Capital America 2.55% 20204	5,750	5,776
Hyundai Capital Services Inc. 2.625% 20204	2,185	2,185
Li & Fung Ltd. 6.00% (undated)	10,000	10,212
McDonald’s Corp. 3.70% 2026	1,355	1,420
McDonald’s Corp. 4.875% 2045	910	1,027
Newell Rubbermaid Inc. 3.85% 2023	1,250	1,327
Newell Rubbermaid Inc. 4.20% 2026	9,360	10,034
Newell Rubbermaid Inc. 5.50% 2046	1,005	1,213
News America Inc. 3.00% 2022	20,000	20,353
Thomson Reuters Corp. 4.30% 2023	1,950	2,096
Time Warner Inc. 4.75% 2021	1,300	1,406
		92,144
Utilities0.59%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	4,800	4,846
American Electric Power Co., Inc. 2.75% 2026	2,350	2,284
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,354
CMS Energy Corp. 3.60% 2025	4,850	4,999
Duke Energy Corp. 3.75% 2024	3,950	4,171
Duke Energy Corp. 2.65% 2026	4,700	4,558
Duke Energy Florida, LLC 3.20% 2027	1,570	1,601
E.ON International Finance BV 5.80% 20184	1,325	1,363
Electricité de France SA 6.00% 2114	£500	937
Enel Finance International SA 3.625% 20274	$6,375	6,450
Enersis Américas SA 4.00% 2026	4,690	4,731
Exelon Corp. 3.497% 2022	1,350	1,400
Exelon Corp. 3.40% 2026	4,390	4,454
FirstEnergy Corp. 3.90% 2027	6,125	6,201
FirstEnergy Corp. 4.85% 2047	1,085	1,116
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,560
Niagara Mohawk Power Corp. 3.508% 20244	2,380	2,469
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,818
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,038
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,337
PacifiCorp. 3.35% 2025	725	745
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,536
State Grid Overseas Investment Ltd. 3.50% 20274	11,000	11,039
		79,007

American Funds Global Balanced Fund — Page 11 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate0.47%	Principal?amount (000)	Value (000)
American Campus Communities, Inc. 3.35% 2020	$145	$149
American Campus Communities, Inc. 3.75% 2023	4,920	5,095
American Campus Communities, Inc. 4.125% 2024	18,200	19,109
Corporate Office Properties LP 3.60% 2023	240	241
Essex Portfolio L.P. 3.50% 2025	5,120	5,168
Essex Portfolio L.P. 3.375% 2026	5,075	5,031
Goodman Group 6.00% 20224	12,175	13,758
Kimco Realty Corp. 3.40% 2022	355	366
Kimco Realty Corp. 2.70% 2024	1,585	1,533
Prologis, Inc. 3.375% 2024	€950	1,292
Scentre Group 3.75% 20274	$790	801
WEA Finance LLC 2.70% 20194	1,070	1,081
WEA Finance LLC 3.25% 20204	3,405	3,479
WEA Finance LLC 3.75% 20244	3,570	3,643
Westfield Corp. Ltd. 3.15% 20224	1,510	1,530
		62,276
Industrials0.30%
Autoridad del Canal de Panama 4.95% 20354,5	1,300	1,438
CK Hutchison Holdings Ltd. 2.875% 20224	2,145	2,167
ENA Norte Trust 4.95% 20284,5	911	947
GE Capital European Funding 5.375% 2020	€1,500	2,017
Hutchison Whampoa International (12) Ltd. 3.25% 2022	$5,575	5,740
Hutchison Whampoa International (12) Ltd. 3.625% 2024	15,000	15,579
Hutchison Whampoa Ltd. 4.625% 01-13-2022	7,000	7,544
Lima Metro Line Finance Ltd. 5.875% 20344,5	2,938	3,195
Lockheed Martin Corp. 3.10% 2023	335	346
Lockheed Martin Corp. 3.55% 2026	555	580
Red de Carreteras de Occidente 9.00% 20285	MXN18,470	1,005
		40,558
Materials0.25%
CEMEX SAB de CV 5.70% 2025	$9,030	9,640
CEMEX SAB de CV 7.75% 2026	4,810	5,531
First Quantum Minerals Ltd. 7.25% 20224	1,000	1,042
Vale SA 6.25% 2026	3,360	3,743
Vale SA 6.875% 2036	2,040	2,280
Vale SA 6.875% 2039	10,075	11,271
Vale SA 5.625% 2042	125	124
		33,631
Consumer staples0.17%
Altria Group, Inc. 2.625% 2020	1,700	1,732
Altria Group, Inc. 4.75% 2021	3,300	3,609
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,366
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,553
Philip Morris International Inc. 2.00% 2020	2,330	2,342
Philip Morris International Inc. 2.625% 2022	2,680	2,712
Philip Morris International Inc. 4.25% 2044	2,700	2,780
Reynolds American Inc. 4.00% 2022	670	712
Reynolds American Inc. 4.45% 2025	4,190	4,513

American Funds Global Balanced Fund — Page 12 of 18

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 5.70% 2035	$95	$114
Reynolds American Inc. 5.85% 2045	825	1,008
		22,441
Information technology0.14%
Apple Inc. 3.35% 2027	2,650	2,726
Apple Inc. 2.50% 2022	2,970	3,014
Microsoft Corp. 2.40% 2026	3,800	3,675
Microsoft Corp. 3.30% 2027	8,920	9,237
		18,652
Total corporate bonds & notes		1,097,463
Mortgage-backed obligations0.73%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,5	1,960	2,017
Fannie Mae 6.00% 20375	166	188
Fannie Mae 4.00% 20415	182	193
Fannie Mae 4.00% 20415	146	154
Fannie Mae 4.00% 20415	119	126
Fannie Mae 4.00% 20415	36	38
Fannie Mae 4.00% 20475,7	16,750	17,611
Government National Mortgage Assn. 4.00% 20455	4,083	4,306
Government National Mortgage Assn. 4.50% 20455	9,554	10,164
Korea Housing Finance Corp. 2.50% 20204,5	3,600	3,606
Korea Housing Finance Corp. 2.00% 20214,5	5,900	5,755
Nykredit Realkredit AS, Series 01E, 2.00% 20375	DKr143,678	23,346
Nykredit Realkredit AS, Series 01E, 2.50% 20475	35,375	5,739
Realkredit Danmark AS, Series 22S, 2.00% 20375	150,740	24,463
		97,706
Asset-backed obligations0.04%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.576% 20205,8	$5,020	5,028
Total bonds, notes & other debt instruments (cost: $4,485,593,000)		4,553,135
Short-term securities6.08%
Apple Inc. 1.13% due 11/13/20174	25,000	24,915
Australia & New Zealand Banking Group, Ltd. 1.25% due 11/20/20174	25,000	24,901
Bank of Montreal 1.11% due 8/4/2017	30,000	29,996
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.18% due 8/18/2017	50,000	49,970
CAFCO, LLC 1.28% due 10/3/20174	40,000	39,915
Export Development Canada 1.22% due 10/3/2017	10,000	9,980
Federal Home Loan Bank 0.90%–1.06% due 8/2/2017–10/18/2017	233,650	233,385
General Electric Co. 1.08% due 8/1/2017	33,100	33,099
ING (U.S.) Funding LLC 1.22% due 9/21/2017	50,000	49,912
KfW 1.23% due 9/25/20174	75,000	74,865
Mitsubishi UFJ Trust and Banking Corp. 1.23% due 9/18/20174	20,000	19,966
Mizuho Bank, Ltd. 1.20%–1.32% due 9/1/2017–10/20/20174	100,000	99,806
Sumitomo Mitsui Banking Corp. 1.17% due 8/15/20174	20,000	19,990

American Funds Global Balanced Fund — Page 13 of 18

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Toronto-Dominion Bank 1.19% due 9/5/20174	$50,000	$49,941
Total Capital Canada Ltd. 1.18% due 8/21/20174	50,000	49,966
Total short-term securities (cost: $810,603,000)		810,607
Total investment securities 99.71% (cost: $12,035,328,000)		13,294,487
Other assets less liabilities 0.29%		38,173
Net assets 100.00%		$13,332,660

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2017 (000)
Purchases (000)	Sales (000)
JPY3,140,071	USD28,177	UBS AG	8/4/2017	$310
USD16,747	INR1,090,000	JPMorgan Chase	8/7/2017	(229)
USD33,885	INR2,205,400	JPMorgan Chase	8/7/2017	(464)
SEK52,507	USD6,069	Bank of America, N.A.	8/9/2017	438
GBP9,144	AUD15,650	UBS AG	8/10/2017	(449)
USD20,163	CAD26,290	Goldman Sachs	8/10/2017	(928)
USD63,548	GBP49,000	JPMorgan Chase	8/10/2017	(1,125)
USD14,800	ILS52,300	JPMorgan Chase	8/11/2017	108
USD5,895	THB201,100	Bank of America, N.A.	8/11/2017	(149)
EUR22,273	USD25,550	UBS AG	8/14/2017	838
EUR14,899	USD17,000	Goldman Sachs	8/14/2017	651
JPY2,014,866	USD17,703	JPMorgan Chase	8/14/2017	585
NOK79,816	USD9,585	Barclays Bank PLC	8/14/2017	570
SEK51,991	USD6,174	Barclays Bank PLC	8/14/2017	271
EUR15,288	GBP13,650	Goldman Sachs	8/14/2017	93
USD27,587	MXN493,000	Bank of America, N.A.	8/16/2017	(28)
NOK261,000	USD31,271	Bank of America, N.A.	8/17/2017	1,937
SEK318,984	USD37,865	Citibank	8/17/2017	1,685
JPY3,878,164	USD34,023	Barclays Bank PLC	8/17/2017	1,183
JPY700,224	USD6,192	Barclays Bank PLC	8/17/2017	165
USD13,172	PLN49,180	JPMorgan Chase	8/17/2017	(505)
USD21,877	MXN401,900	Bank of America, N.A.	8/17/2017	(631)
EUR14,770	USD16,904	Goldman Sachs	8/18/2017	599
SEK51,601	USD5,945	UBS AG	8/21/2017	454
JPY2,159,061	USD19,205	Bank of America, N.A.	8/23/2017	401
JPY1,462,950	USD13,185	HSBC Bank	8/23/2017	100
EUR29,095	USD33,879	Bank of America, N.A.	8/24/2017	612
EUR14,729	USD17,163	Goldman Sachs	8/24/2017	297
USD10,779	ZAR140,650	JPMorgan Chase	8/24/2017	154
JPY1,574,291	AUD17,700	UBS AG	8/24/2017	141
USD7,562	ZAR99,000	UBS AG	8/24/2017	83
USD20,756	ILS73,700	Bank of America, N.A.	8/24/2017	40
EUR11,041	GBP9,900	HSBC Bank	8/24/2017	15
USD8,291	AUD10,500	Bank of America, N.A.	8/24/2017	(107)
USD14,203	AUD18,525	HSBC Bank	8/24/2017	(613)
USD66,236	GBP51,000	Bank of America, N.A.	8/24/2017	(1,112)

American Funds Global Balanced Fund — Page 14 of 18

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2017 (000)
Purchases (000)	Sales (000)
EUR29,262	USD33,901	UBS AG	8/25/2017	$790
EUR14,745	USD17,100	JPMorgan Chase	8/25/2017	380
JPY825,019	USD7,434	UBS AG	8/25/2017	59
USD16,755	CAD21,000	Bank of America, N.A.	8/28/2017	(96)
JPY1,606,510	USD14,413	Bank of America, N.A.	8/29/2017	179
JPY935,542	USD8,392	Goldman Sachs	8/29/2017	105
USD13,975	AUD17,600	Bank of America, N.A.	8/29/2017	(100)
USD14,669	AUD18,475	Bank of America, N.A.	8/29/2017	(105)
EUR14,587	USD16,776	Citibank	8/30/2017	523
JPY1,640,950	USD14,597	JPMorgan Chase	8/30/2017	309
JPY1,534,651	USD13,750	JPMorgan Chase	8/30/2017	190
JPY1,920,265	USD17,300	JPMorgan Chase	8/30/2017	143
USD34,050	AUD43,650	Citibank	8/30/2017	(855)
USD3,210	MXN57,370	JPMorgan Chase	9/7/2017	9
EUR1,725	USD1,974	UBS AG	9/12/2017	73
EUR38,533	USD44,937	Citibank	9/22/2017	812
JPY1,032,361	USD9,242	Citibank	9/22/2017	145
				$7,951

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $4,211,064,000, which represented 31.58% of the net assets of the fund. This amount includes $4,109,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Index-linked bond whose principal amount moves with a government price index.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $691,491,000, which represented 5.19% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,560,000, which represented .01% of the net assets of the fund.
7	Purchased on a TBA basis.
8	Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Funds Global Balanced Fund — Page 15 of 18

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $652,304,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Funds Global Balanced Fund — Page 16 of 18

unaudited

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$354,569	$1,058,035	$—	$1,412,604
Information technology	735,055	349,511	—	1,084,566
Health care	576,783	327,003	—	903,786
Consumer staples	330,785	503,742	—	834,527
Energy	406,977	306,967	—	713,944
Consumer discretionary	396,477	286,069	—	682,546
Telecommunication services	241,706	268,277	—	509,983
Industrials	248,779	218,476	—	467,255
Utilities	118,260	318,158	—	436,418
Materials	51,780	114,940	—	166,720
Real estate	85,602	13,506	—	99,108
Miscellaneous	140,458	446,380	—	586,838
Preferred securities	9,132	—	—	9,132
Convertible stocks	23,318	—	—	23,318
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	2,056,904	—	2,056,904
U.S. Treasury bonds & notes	—	1,296,034	—	1,296,034
Corporate bonds & notes	—	1,097,463	—	1,097,463
Mortgage-backed obligations	—	97,706	—	97,706
Asset-backed obligations	—	5,028	—	5,028
Short-term securities	—	810,607	—	810,607
Total	$3,719,681	$9,574,806	$—	$13,294,487

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$15,447	$—	$15,447
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(7,496)	—	(7,496)
Total	$—	$7,951	$—	$7,951

*	Securities with a value of $3,136,660,000, which represented 23.53% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Global Balanced Fund — Page 17 of 18

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,638,376
Gross unrealized depreciation on investment securities	(385,885)
Net unrealized appreciation on investment securities	1,252,491
Cost of investment securities	12,041,996

Key to abbreviations and symbols
ADR = American Depositary Receipts
AUD/A$ = Australian dollars
CAD/C$ = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
EUR/€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
ILS = Israeli shekels
INR = Indian rupees
JPY/¥ = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
SEK/SKr = Swedish kronor
TBA = To-be-announced
THB = Thai baht
USD/$ = U.S. dollars
UYU = Uruguayan pesos
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-037-0917O-S60738	American Funds Global Balanced Fund — Page 18 of 18

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: September 28, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: September 28, 2017